Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories
Operating expense	$ 339.9	$ 371.9
Inventory write-down	0.0	14.1
Stockpile Ore at Rainy River
Disclosure of inventories
Operating expense		14.1
Inventory write-down		19.8
Depreciation expense		5.7
Inventories recognized
Disclosure of inventories
Operating expense	$ 323.2	$ 358.0